Basis of Presentation and General Information (Predecessor)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General information

Robin energy ltd. (“Robin” or the “Company”) was formed on September 24, 2024 as a wholly owned subsidiary of Toro Corp. (“Toro” or the “Parent”) under the laws of the Republic of the Marshall Islands for the purpose of acquiring the Handysize tanker fleet of Toro.

On April 14, 2025, Toro separated its Handysize tanker fleet from its LPG carrier fleet by, among other actions, contributing to Robin its interest in the subsidiaries comprising its Handysize tanker fleet, owning on April 14, 2025, as per the tables below, one tanker vessel and Xavier Shipping Co. (collectively the “ Tanker Fleet”), in exchange for all 2,386,732 of Robin’s issued and outstanding common shares, the issue of 2,000,000 1.00% Series A Fixed rate Cumulative Perpetual Convertible Preferred Shares of Robin to Toro having a stated amount of $25 and par value of $0.001 per share and the issuance to Pelagos Holdings Corp, a company controlled by the Company’s Chairman and Chief Executive Officer, of 40,000 Series B preferred shares of Robin, par value $0.001 per share (note 3(b)). The Robin common shares were distributed on April 14, 2025 pro rata to the shareholders of record of Toro as of April 7, 2025.

Robin shares began trading on the Nasdaq Capital Market on April 15, 2025.

The Tanker Fleet contributed by Toro to Robin on April 14, 2025, is listed below.

Company		Country of incorporation	Date of incorporation	Vessel Name	Vessel Type	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	Handysize	36,718	2006	May 31, 2021

Non-vessel owning company contributed by Toro to Robin on April 14, 2025 is listed below.

Company		Country of incorporation	Date of incorporation
1	Xavier Shipping Co. (“Xavier”) (1)	Marshall Islands	04/27/2021

(1)	Xavier Shipping Co., no longer owns any vessel following the sale of the M/T Wonder Formosa on September 1, 2023, and delivery of such vessel to an unaffiliated third-party on November 16, 2023.

The Balance sheet, Statement of Comprehensive Income, Cash Flow and Changes in Total Stockholders’ equity and related notes represent the period from September 24, 2024 (the inception date) to December 31, 2024.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Robin Energy Ltd. Predecessor [Member]
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General information:

The accompanying combined carve-out financial statements of Robin Energy Ltd. (“Robin” or the “Company”) include the subsidiaries comprising its Handysize tanker segment of Toro Corp. (“Toro”, or the “Parent”) for the years ended December 31, 2022, 2023 and 2024 (the “Robin Subsidiaries”). The accompanying combined carve-out financial statements are those of the Robin Subsidiaries (as listed below) for the period presented using the historical carrying costs of the assets and the liabilities of these companies from the dates of their incorporation. All companies are incorporated under the laws of the Marshall Islands.

Robin, a wholly owned subsidiary of Toro, was formed on September 24, 2024 under the laws of the Republic of the Marshall Islands. Toro plans to separate its Handysize tanker segment by contributing to Robin its interest at the date of contribution in its Handysize tanker subsidiaries comprising its Handysize tanker fleet, owning, as of December 31, 2024, one tanker vessel. The Company’s Handysize tanker fleet is engaged in the worldwide transportation of refined petroleum products.

Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), is a related party controlled by Petros Panagiotidis. Until June 30, 2022, Castor Ships provided only commercial ship management and chartering services to Robin Subsidiaries. With effect from July 1, 2022, Castor Ships provided ship management and chartering services to the vessels owned by the Robin Subsidiaries. Such services are provided through subcontracting agreements with unrelated third-party managers, entered into with the Robin Subsidiaries’ consent, for the Company’s vessels. Castor Ships provided most of the ship management services from June 7, 2023 for M/T Wonder Mimosa and a third-party manager provided certain ship management services through subcontracting agreements to the vessel.

Pavimar S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Pavimar”) and related party controlled by the sister of Petros Panagiotidis, Ismini Panagiotidis, provided technical, crew and operational management services to such vessels until June 30, 2022. Effective July 1, 2022, the technical management agreements entered into between Pavimar and the Robin Subsidiaries were terminated by mutual consent.

The Robin Subsidiaries of Toro which are included in the Company’s combined carve-out financial statements for the periods presented are listed below.

Combined Robin Subsidiaries:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021
2	Xavier Shipping Co. (“Xavier”)(1)	Marshall Islands	04/27/2021	M/T Wonder Formosa	36,660	2006	June 22, 2021

(1)	On September 1, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Formosa for a gross sale price of $18.0 million. The vessel was delivered to its new owners on November 16, 2023.

Credit concentration:

For the years ended December 31, 2022, 2023 and 2024, all of the Company’s revenue was derived from pool arrangements. Pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), were as follows:

Pool manager	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
A	100%	100%	100%
Total	100%	100%	100%